Employee Benefits - Additional Information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Compensation Related Costs [Abstract]
Employee service period required for benefits	3 years
Net defined benefit assets related to disposal groups held for sale		¥ 771
Net defined benefit liabilities related to disposal groups held for sale		¥ 383
Weighted average duration of defined benefit obligations	15 years 10 months 24 days	15 years 2 months 12 days
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 7,942
Defined contribution costs	¥ 25,138	¥ 21,068	¥ 19,525